Loans Receivable (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Loan portfolio based on risk rating
Total Loans Receivable	$ 930,435	$ 1,102,834
Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	727,072	864,487
Pass-Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	58,569	31,376
Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable	5,012	35,482
Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	139,005	132,399
Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable	777	0
Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	39,090
Residential [Member]
Loan portfolio based on risk rating
Total Loans Receivable	332,320	330,077
Residential [Member] | Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	283,771	312,206
Residential [Member] | Pass-Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	11,076	2,325
Residential [Member] | Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable	4,689	1,268
Residential [Member] | Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	32,011	12,780
Residential [Member] | Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable	773	0
Residential [Member] | Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	1,498
Residential Held For Sale [Member]
Loan portfolio based on risk rating
Total Loans Receivable	163,834	115,434
Residential Held For Sale [Member] | Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	163,834	115,422
Residential Held For Sale [Member] | Pass-Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	0
Residential Held For Sale [Member] | Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	0
Residential Held For Sale [Member] | Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	0
Residential Held For Sale [Member] | Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	0
Residential Held For Sale [Member] | Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	12
Commercial Real Estate [Member]
Loan portfolio based on risk rating
Total Loans Receivable	319,272	405,745
Commercial Real Estate [Member] | Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	256,158	351,132
Commercial Real Estate [Member] | Pass-Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	28,439	12,864
Commercial Real Estate [Member] | Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable	323	10,810
Commercial Real Estate [Member] | Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	34,352	26,068
Commercial Real Estate [Member] | Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	0
Commercial Real Estate [Member] | Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	4,871
Construction and Development [Member]
Loan portfolio based on risk rating
Total Loans Receivable	89,689	162,021
Construction and Development [Member] | Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	14,370	28,668
Construction and Development [Member] | Pass-Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	19,054	16,187
Construction and Development [Member] | Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	353
Construction and Development [Member] | Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	56,261	88,782
Construction and Development [Member] | Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable	4	0
Construction and Development [Member] | Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	28,031
Commercial [Member]
Loan portfolio based on risk rating
Total Loans Receivable	17,567	80,555
Commercial [Member] | Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	1,318	48,822
Commercial [Member] | Pass-Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	0
Commercial [Member] | Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	23,020
Commercial [Member] | Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	16,249	4,675
Commercial [Member] | Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	0
Commercial [Member] | Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	4,038
Installment [Member]
Loan portfolio based on risk rating
Total Loans Receivable	7,753	9,002
Installment [Member] | Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	7,621	8,237
Installment [Member] | Pass-Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	0
Installment [Member] | Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	31
Installment [Member] | Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	132	94
Installment [Member] | Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	0
Installment [Member] | Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable	$ 0	$ 640